UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Plainfield Asset Management LLC
Address: 55 Railroad Avenue
         Greenwich, CT  06830

13F File Number:  28-11712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Fritsch
Title:     General Counsel
Phone:     (203) 302-1715

Signature, Place, and Date of Signing:

      /s/  Thomas Fritsch     Greenwich, CT     February 14, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $138,830 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-11713           Plainfield Special Situations Master Fund Limited

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXAS PETE CORP              COM              003830106      916   296585 SH       DEFINED                296585        0        0
AMERICAN ITALIAN PASTA CO      CL A             027070101     1335   150000 SH       DEFINED                150000        0        0
ARMSTRONG WORLD INDS INC NEW   COM              04247X102      498    11766 SH       DEFINED                 11766        0        0
CONGOLEUM CORP NEW             CL A             207195108      166   100000 SH       DEFINED                100000        0        0
CONSTAR INTL INC NEW           COM              21036U107      298    42666 SH       DEFINED                 42666        0        0
COVANTA HLDG CORP              COM              22282E102      220    10000 SH       SOLE                    10000        0        0
EMPIRE RESORTS INC             COM              292052107     8670  1000000 SH       DEFINED               1000000        0        0
EMPIRE RESORTS INC             NOTE 5.500% 7/3  292052AB3     3491  3500000 PRN      DEFINED               3500000        0        0
HARRAHS ENTMT INC              COM              413619107    16544   200000 SH       DEFINED                200000        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208     1210    50000 SH       DEFINED                 50000        0        0
IPCS INC                       COM NEW          44980Y305     7428   134190 SH       DEFINED                134190        0        0
KAISER ALUMINUM CORP           COM PAR $0.01    483007704     7277   150000 SH       DEFINED                150000        0        0
MAGNA ENTMT CORP               NOTE 7.250%12/1  559211AC1    11661 12100000 PRN      DEFINED              12100000        0        0
MAGNA ENTMT CORP               NOTE 8.550% 6/1  559211AD9     3071  3000000 PRN      DEFINED               3000000        0        0
MTR GAMING GROUP INC           COM              553769100     6486   530771 SH       DEFINED                530771        0        0
NORTHWESTERN CORP              COM NEW          668074305     3538   100000 SH       DEFINED                100000        0        0
OWENS CORNING NEW              COM              690742101      293    10000 SH       DEFINED                 10000        0        0
PEACE ARCH ENTMT GROUP INC     COM              704586304       96   100000 SH       DEFINED                100000        0        0
PIONEER DRILLING CO            COM              723655106     1328   100000 SH       DEFINED                100000        0        0
PLAYBOY ENTERPRISES INC        CL A             728117201     1234   107100 SH       DEFINED                107100        0        0
PORTLAND GEN ELEC CO           COM NEW          736508847     2725   100000 SH       DEFINED                100000        0        0
RCN CORP                       DEBT 7.375% 6/2  749361AL5     5786  4318000 PRN      DEFINED               4318000        0        0
REWARDS NETWORK INC            SDCV 3.250%10/1  761557AA5    21034 23502000 PRN      DEFINED              23502000        0        0
RIVIERA HLDGS CORP             COM              769627100    26576  1100000 SH       DEFINED               1100000        0        0
SPACEHAB INC                   COM              846243103       98   150000 SH       SOLE                   150000        0        0
SPACEHAB INC                   NOTE 8.000%10/1  846243AC7     5900  6484000 PRN      SOLE                  6484000        0        0
TOPPS INC                      COM              890786106      890   100000 SH       DEFINED                100000        0        0
WOLVERINE TUBE INC             COM              978093102       61    50000 SH       DEFINED                 50000        0        0